SHORT-TERM BANK LOAN AND CREDIT	12 Months Ended
Dec. 31, 2022
SHORT-TERM BANK LOAN AND CREDIT
SHORT-TERM BANK LOAN AND CREDIT

NOTE 14: — SHORT-TERM BANK LOAN AND CREDIT

	December 31,
	2022	2021

Short-term bank loan (*)	$2,500	$—
Other	5	—
	$2,505	$—

(*) In October 2022, the Israeli subsidiary entered into a term loan agreement with an Israeli bank, pursuant to which the Israeli subsidiary borrowed $2,500, to be repaid no later than March 31, 2023. The term loan bore an interest at Term SOFR rate plus 6.0% per annum payable monthly. The term loan was repaid in full in January 2023.

On April 12, 2022, the Israeli subsidiary entered into a loan agreement and related agreements with an Israeli bank, by which the Israeli subsidiary could have borrowed up to $6,000 based on the Company’s monthly recurring revenue generated by its SaaS business. The Israeli subsidiary pledged for the benefit of the bank the following: (1) a first ranking floating charge, unlimited in amount, over all the assets of the Israeli subsidiary and a fixed charge over the Israeli subsidiary’s registered and unissued share capital; (2) a first ranking fixed charge, unlimited in amount, over the Israeli subsidiary’s intellectual property rights; (3) a first ranking fixed charge, unlimited in amount, over contractual rights to amounts owed to the Israeli subsidiary by either of the US subsidiary, Freightos Limited, or WebCargo. The Israeli subsidiary did not make any borrowings under this loan facility, and the loan facility was terminated in February 2023.